FAIR VALUE MEASUREMENTS AND DISCLOSURES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Recurring Basis | Total Fair Value
Debt investment securities [Abstract]
US Treasury agencies and GSEs	$ 19,598	$ 16,597	$ 6,183
State and political subdivisions	6,450	6,587	27,471
Corporate	12,060	13,696	23,006
Residential mortgage-backed - US agency	43,600	42,142	48,251
Residential mortgage-backed - private label			305
Mutual funds [Abstract]
Ultra short mortgage fund	647	648	1,291
Large cap equity fund	655	651	1,081
Other mutual funds	364	345	319
Common stock - financial services industry	289	293	432
Investments [Abstract]
Total available-for-sale securities	83,663	80,959	108,339
Interest rate swap derivative	(123)	(135)	(195)
Recurring Basis | Level 1
Debt investment securities [Abstract]
US Treasury agencies and GSEs
State and political subdivisions
Corporate
Residential mortgage-backed - US agency
Residential mortgage-backed - private label
Mutual funds [Abstract]
Ultra short mortgage fund	647	648	1,291
Large cap equity fund	655	651	1,081
Other mutual funds
Common stock - financial services industry	40	42	33
Investments [Abstract]
Total available-for-sale securities	1,342	1,341	2,405
Interest rate swap derivative
Recurring Basis | Level 2
Debt investment securities [Abstract]
US Treasury agencies and GSEs	19,598	16,597	6,183
State and political subdivisions	6,450	6,587	27,471
Corporate	12,060	13,696	23,006
Residential mortgage-backed - US agency	43,600	42,142	48,251
Residential mortgage-backed - private label			305
Mutual funds [Abstract]
Ultra short mortgage fund
Large cap equity fund
Other mutual funds	364	345	319
Common stock - financial services industry	249	251	399
Investments [Abstract]
Total available-for-sale securities	82,321	79,618	105,934
Interest rate swap derivative	(123)	(135)	(195)
Recurring Basis | Level 3
Debt investment securities [Abstract]
US Treasury agencies and GSEs
State and political subdivisions
Corporate
Residential mortgage-backed - US agency
Residential mortgage-backed - private label
Mutual funds [Abstract]
Ultra short mortgage fund
Large cap equity fund
Other mutual funds
Common stock - financial services industry
Investments [Abstract]
Total available-for-sale securities
Interest rate swap derivative
Nonrecurring Basis | Total Fair Value
Nonrecurring basis [Abstract]
Impaired loans	1,254	258	773
Foreclosed real estate	130	69	96
Nonrecurring Basis | Level 1
Nonrecurring basis [Abstract]
Impaired loans
Foreclosed real estate
Nonrecurring Basis | Level 2
Nonrecurring basis [Abstract]
Impaired loans
Foreclosed real estate
Nonrecurring Basis | Level 3
Nonrecurring basis [Abstract]
Impaired loans	1,254	258	773
Foreclosed real estate	$ 130	$ 69	$ 96